Schedule III-Supplementary Insurance Information	12 Months Ended
Dec. 31, 2011
Schedule III-Supplementary Insurance Information
Schedule III-Supplementary Insurance Information

Union Security Insurance Company
For the Years Ended December 31, 2011, 2010 & 2009
Schedule III — Supplementary Insurance Information

	Deferred acquisition costs	Future policy benefits and expenses	Unearned premiums	Claims and benefits payable	Premium revenues	Net investment income	Benefits claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other* operating expenses
	(in thousands)
2011	$29,419	$2,846,881	$32,291	$1,760,577	$1,053,182	$203,535	$809,548	$39,486	$333,721
2010	$31,222	$2,881,526	$33,871	$1,741,250	$1,116,247	$212,475	$838,055	$39,286	$415,216
2009	$37,908	$2,675,069	$37,692	$1,751,501	$1,092,512	$216,725	$849,531	$43,720	$418,264

*  Includes amortization of value of business acquired, underwriting, general and administration expenses and goodwill impairment